LEASES - Operating lease related assets and liabilities (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)
Operating lease related assets and liabilities recorded on the balance sheets
Rights of use lease assets	$ 316,954	¥ 2,070,548	¥ 2,549,914
Operating lease liabilities - current	204,069	1,333,113	1,328,976
Operating lease liabilities - non-current	111,733	729,909	1,210,088
Total operating lease liabilities	$ 315,802	¥ 2,063,022	¥ 2,539,064